Annual Fund Operating Expenses - Class ADV I S S2 Shares - Voya Index Solution 2065 Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	1.09%	[2]
Acquired Fund Fees and Expenses	0.15%	[3]
Total Annual Portfolio Operating Expenses	1.94%
Waivers and Reimbursements	(1.05%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.89%
Class I
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	1.09%	[2]
Acquired Fund Fees and Expenses	0.15%	[3]
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements	(1.05%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.39%
Class S
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	1.09%	[2]
Acquired Fund Fees and Expenses	0.15%	[3]
Total Annual Portfolio Operating Expenses	1.69%
Waivers and Reimbursements	(1.05%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.64%
Class S2
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	1.09%	[2]
Acquired Fund Fees and Expenses	0.15%	[3]
Total Annual Portfolio Operating Expenses	1.84%
Waivers and Reimbursements	(1.05%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.79%

[1]	The Portfolio’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio’s average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio’s average daily net assets invested in direct investments.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The adviser is contractually obligated to limit expenses to 0.89%, 0.39%, 0.64%, and 0.79% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.